STOCK COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2011
STOCK COMPENSATION EXPENSES
NOTE 13 – STOCK COMPENSATION EXPENSES

On September 20, 2007, the Company adopted the “2006 Stock Plan” (the “Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors and consultants. Options to purchase 3,000,000 ordinary shares are authorized under the Plan.

Share options

On February 1, 2008 and June 2, 2008, options to purchase 186,000 and 60,000 ordinary shares were granted under the terms of the Plan. 186,000 and 60,000 options were priced at $7.9 and $5.85 per share respectively, in which 231,000 options with expiry period of 5 years from the date of grant and vest over a period of 3 years, and 15,000 options with expiry period of 1 year from the date of grant with immediate vesting. The 15,000 options were not exercised and have been expired as of June 30, 2009.

On January 20, 2009, options to purchase 450,000 ordinary shares were granted under the terms of the Plan. They were priced at $2.24 per share, with expiry period of 10 years from the date of grant and vest over a period of 3 years.

A summary of the share option activity under the Plan is as follows:
	Options outstanding	Weighted average exercise price

Options outstanding at June 30, 2009	681,000	$3.98
Options granted	-	-
Options exercised	-	-
Options cancelled/forfeited/expired	-	-
Options outstanding at June 30, 2010	681,000	$3.98
Options granted	-	-
Options exercised	(243,000)	4.41
Options cancelled/forfeited/expired	-	-
Options outstanding at June 30, 2011	438,000	$3.74
Options vested and exercisable
At June 30, 2010	412,500	$4.59
At June 30, 2011	388,000	$3.94

During the year ended June 30, 2011, a total of 243,000 options were exercised by the share option holders, of which 150,000 and 93,000 share options were exercised at a price of $2.24 and $7.9, respectively, with total of cash receipt of $1,070,700 for the share options exercised. The total intrinsic value of the options exercised during the year ended June 30, 2011 was $2,640,820.

The following table summarizes information with respect to options outstanding at June 30, 2011:

	Options outstanding and exercisable
	Number outstanding	Weighted average remaining contractual life years	Weighted average fair value as of the grant date
Exercise price:
US$7.90	78,000	1.5	$2.34
US$5.85	60,000	1.9	2.21
US$2.24	300,000	7.6	2.31

Total	438,000	5.7	$2.30

The aggregate intrinsic value as of June 30, 2010 and 2011 is $3,425,910 and $2,442,960 respectively .

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model.

	Year Ended June 30,
	2009	2010	2011
Options granted (weighted average)
Average risk-free rate of return	1.85%	-	-
Expected option life	6 years	-	-
Volatility rate	116%	-	-
Dividend yield	-	-	-

Average risk-free rate of return for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected option life is derived from the simplified method in accordance to ASC Topic 718 Compensation - Stock Compensation as no historical exercise pattern could be studied for reference, Volatility rate is based on historical volatility of the Company’s stock. Dividend yield is estimated by the Company at zero for the expected option life.

The Company recorded share option compensation expense of $319,026, $524,076 and $456,628, included in general and administrative expenses, for the years ended June 30, 2009, 2010 and 2011. As of June 30, 2010 and 2011, there were $658,765 and $115,500, respectively, of total unrecognized compensation expense related to the share options. The unrecognized compensation expense related to the share options is expected to be recognized over a weighted-average vesting period of 0.5 year.

Restricted shares

During June 30, 2011, the Company granted 67,500 restricted ordinary shares to certain directors under the Plan, vesting over a period of 3 years, with the vesting period starting from the grant date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted shares is as follows:

	Number of	Weighted
	restricted	average grant
	shares	date fair value
Restricted shares outstanding at July 1, 2010	-	$-
Granted	67,500	12.57
Cancelled/forfeited	-	-
Restricted shares outstanding at June 30, 2011	67,500	$12.57

Restricted shares vested
At June 30, 2011	6,459	$14.76

The Company recorded restricted share compensation expense of $95,338, included in general and administrative expenses, for the year ended June 30, 2011. As of June 30, 2011, there was $753,440 of total unrecognized compensation expense related to the restricted shares. The unrecognized compensation expense related to the restricted shares is expected to be recognized over a weighted-average vesting period of 2.71 years.